Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2018 JPY (¥) Segments Segment	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 273,725	¥ 426,455	¥ 460,787
Impairment loss	28,607	74,616	1,124
Contractual commitments to acquire intangible assets	383	317
Research and development expenditure recognized	84	89	207
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	5,436	6,825
Securities [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	¥ 23,359
Securities [member] | SMBC Friend Securities Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		74,616
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segment	4
Goodwill		2,417
Impairment loss	¥ 956
Retail Business Segment [Member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	210,307	347,573	¥ 384,136
Impairment loss	23,359	74,616
Head Office Account and Others [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		23,359
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	172,253	172,253
Head Office Account and Others [member] | Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	38,053	38,053
Head Office Account and Others [member] | Sumitomo mitsui finance and leasing company, limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		102,710
Head Office Account and Others [member] | Kansai Urban Banking Corporation [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		11,197
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 6,727	¥ 22,191